Derivative financial instruments - Summary of derivative liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Total liabilities	$ 61,330	$ 19,122
Current	25,587	279
Non-current	35,743	18,843
Foreign currency collars
Disclosure of financial liabilities [line items]
Total liabilities	194	0
Euro forward contracts
Disclosure of financial liabilities [line items]
Total liabilities	2,353	35
Gold collars
Disclosure of financial liabilities [line items]
Total liabilities	20,465	3,026
Gold commodity swaps
Disclosure of financial liabilities [line items]
Total liabilities	18,149	2,966
Copper commodity swaps
Disclosure of financial liabilities [line items]
Total liabilities	3,165	1,032
Interest rate swaps
Disclosure of financial liabilities [line items]
Total liabilities	12,167	12,063
Foreign currency forward contracts
Disclosure of financial liabilities [line items]
Total liabilities	$ 4,837	$ 0